FAIR VALUE OF INVESTMENTS - TRADING PROFITS AND LOSSES BY INDUSTRY SECTOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading profits and losses
Profit (loss) from trading, net	$ 30,329,459	$ 170,018,543	$ 104,011,895
Agriculture
Trading profits and losses
Profit (loss) from trading, net	3,186,283	(10,831,497)	18,252,148
Currencies
Trading profits and losses
Profit (loss) from trading, net	(8,966,092)	23,750,878	22,068,047
Energy
Trading profits and losses
Profit (loss) from trading, net	36,538,775	48,093,717	(19,454,292)
Interest rates
Trading profits and losses
Profit (loss) from trading, net	17,080,347	112,341,985	(54,443,134)
Metals
Trading profits and losses
Profit (loss) from trading, net	8,631,611	(1,188,085)	21,130,440
Stock indices
Trading profits and losses
Profit (loss) from trading, net	$ (26,141,465)	$ (2,148,455)	$ 116,458,686